FORM 13F

FORM 13F COVER PAGE

"Report for the Quarter ended:     June 30, 2011"

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.) :  [  ] is a restatement.
                                    [  ] adds new holdings entries.

Institutional Investment Manager Filing this report:

Name:          Alaska Permanent Capital Management
"Address:        900 West 5th Avenue, Suite 601"
                Anchorage
                Alaska 99501

13F File Number :

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized "to submit it, that all information contained herein is true, correct and" "complete, and that it is understood that all required items, statements," "schedules, lists, tables, are considered integral parts of this form."

Person signing this report on Behalf of Reporting Manager:

Name:      Evan Rose
Title:     President and CEO
Phone:     907-272-7575

"Signature, Place, and Date of Signing:"

"Evan Rose   Anchorage, Alaska August 10, 2011"

Report Type (Check only one) :

[X] 13F HOLDING REPORT.

[  ] 13F NOTICE.

[  ] 13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:   None


I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT 0F 1934.

Form 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:             0

Form 13F Information Table Entry Total:     18

"Form 13F Information Table Value Total:     $ 247,985 (thousands)



List of Other Included Managers:              NONE





 FORM 13F INFORMATION TABLE
NAME	TITLE
OF	OF		 VALUE 		INVESTMENT 		VOTING AUTHORITY
ISSUER	CLASS	CUSIP	 (X$1000) 	SHARES	DISCRETION	OTHER MANAGERS	SOLE	SHARED	NONE
 IPATH DOW JONES COMMODITY 	COM 	06738C778	11027 	233482 	 SOLE 	 N/A 	233482
 ISHARES BARCLAYS 1-3 YEAR CR 	COM 	464288646 	5215 	49695 	 SOLE 	 N/A 	49695
 ISHARES BARCLAYS TIPS ETF 	COM 	464287176 	5476 	49499 	 SOLE 	 N/A 	49499
 ISHARES MSCI EAFE INDEX  	COM 	464287465 	11166 	185679 	 SOLE 	 N/A 	185679
 ISHARES RUSSELL 3000 INDEX 	COM 	464287689 	5287 	66685 	 SOLE 	 N/A 	66685
 iSHARES S&P 100 INDEX FUND 	COM 	464287101 	11133 	189532 	 SOLE 	 N/A 	189532
 ISHARES S&P 500 INDEX FUND 	COM 	464287200 	2292 	17315 	 SOLE 	 N/A 	17315
 ISHARES S&P MIDCAP 400 	COM 	464287507 	26386 	270081 	 SOLE 	 N/A 	270081
 ISHARES S&P SMCAP 600 		COM 	464287804 	10722 	146246 	 SOLE 	 N/A 	146246
 SCHWAB US BROAD MARKET ETF 	COM 	808524102 	561 	17524 	 SOLE 	 N/A 	17524
 SPDR BARCLAYS CAPITAL INTL D 	COM 	78464A516	6104 	98829 	 SOLE 	 N/A 	98829
 SPDR S&P 500 ETF TRUST 	COM 	78462F103	40489 	306808 	 SOLE 	 N/A 	306808
 VANGUARD EMERGING MKT ETF 	COM 	922042858 	22248 	457608 	 SOLE 	 N/A 	457608
 Vanguard FTSE ALL-WORLD EX-U 	COM 	922042775 	421 	8453 	 SOLE 	 N/A 	8453
 VANGUARD MSCI EAFE ETF 	COM 	921943858 	37555 	986225 	 SOLE 	 N/A 	986225
 VANGUARD REIT ETF 	 	COM 	922908553 	26362 	438641 	 SOLE 	 N/A 	438641
 VANGUARD TTL BOND MKT ETF  	COM 	921937835 	24637 	303565 	 SOLE 	 N/A 	303565
 VANGUARD TTL STOCK MKT ETF 	COM 	922908769 	904 	13224 	 SOLE 	 N/A 	13224